Income Tax (Details)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Profits tax rate description	A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%.